CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF RISKS [Abstract]
Significance of Service Fees Received from Lottery Administration Centers
	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Lottery administration center A	111,533	169,474	260,096	41,920
Lottery administration center B	43,440	75,212	198,549	32,000
Lottery administration center C	13,653	45,231	121,628	19,603